Share-based payment arrangements - Measurement of fair value (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) day	Dec. 31, 2016 EUR (€)	Feb. 09, 2017 EUR (€)	Feb. 02, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	€ 0.000	€ 0.000
Share price at grant date	7.495	€ 7.495			€ 7.209
Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	7.684		€ 10.613	€ 7.268
Tranche 1 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	1.853
Share price at grant date	10.050
Exercise price	€ 10.0475
Expected volatility (weighted average)	39.63%
Expected life (Days) (weighted average) | day	365
Expected dividends	8.00%
Risk-free interest rate	0.66%
Tranche 1 | Share option program 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 2.270
Share price at grant date	6.070
Exercise price	€ 5.770
Expected volatility (weighted average)	40.00%
Expected life (Days) (weighted average) | day	303
Expected dividends	0.00%
Risk-free interest rate	1.00%
Tranche 2 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 1.853
Share price at grant date	10.050
Exercise price	€ 10.0475
Expected volatility (weighted average)	39.63%
Expected life (Days) (weighted average) | day	730
Expected dividends	8.00%
Risk-free interest rate	0.66%
Tranche 2 | Share option program 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 2.260
Share price at grant date	6.070
Exercise price	€ 5.770
Expected volatility (weighted average)	40.00%
Expected life (Days) (weighted average) | day	467
Expected dividends	0.00%
Risk-free interest rate	1.00%
Tranche 3 | Long term incentive plan 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 1.853
Share price at grant date	10.050
Exercise price	€ 10.0475
Expected volatility (weighted average)	39.63%
Expected life (Days) (weighted average) | day	1,095
Expected dividends	8.00%
Risk-free interest rate	0.66%
Tranche 3 | Share option program 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 2.120
Share price at grant date	6.070
Exercise price	€ 5.770
Expected volatility (weighted average)	40.00%
Expected life (Days) (weighted average) | day	730
Expected dividends	0.00%
Risk-free interest rate	1.00%